GENERAL AND ADMINISTRATIVE EXPENSE - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSE
Non-cash lease expense (inducement)	$ (288)	$ (720)